Accounts and Notes Receivable, Net	12 Months Ended
Sep. 30, 2016
Accounts and Notes Receivable, Net [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

NOTE 5. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Accounts receivable	$4,595	$4,707
Less: allowance for doubtful accounts	(352)	(369)
Accounts receivable, net	4,243	4,338
Notes receivable		90
Total accounts and notes receivable	$4,243	$4,428

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Balance at the beginning of the year	$(369)	$(395)
Bad debt expense	17	26
Write offs	-	-
Balance at the end of the year	$(352)	$(369)

For the year ended September 30, 2016, the Company had made US$0.4 million allowance for doubtful accounts and charged to bad debt expenses since these accounts receivable were non-collectible. For the year ended September 30, 2015, the Company had made US$0.4 million allowance for doubtful accounts and charged to bad debt expenses since these accounts receivable were non-collectible.

There was no notes receivable for the year ended September 30, 2016 and there was $90,000 notes receivable for the year ended September 30, 2015.

As of September 30, 2016 and 2015, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company's allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.